UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock MUTUAL FUNDS

John Hancock U.S. Government Cash Reserve

QUARTERLY PORTFOLIO HOLDINGS

6.30.2007

John Hancock
U.S. Government Cash Reserve
Securities owned by the Fund on
June 30, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
U.S. government obligations 98.35%					$33,380,438
(Cost $33,380,438)

Government - U.S. Agencies 98.35%					33,380,438

Federal Home Loan Bank	6.750	08-15-07	AAA	$525	525,840
Federal Home Loan Bank	5.400	04-09-08	AAA	750	750,000
Federal Home Loan Bank	5.270	11-21-07	AAA	1,115	1,114,683
Federal Home Loan Bank	5.250	10-22-07	AAA	750	750,000
Federal Home Loan Bank	5.125	07-05-07	AAA	230	229,992
Federal Home Loan Bank	4.750	08-08-07	AAA	1,300	1,299,130
Federal Home Loan Bank	4.625	07-11-07	AAA	1,495	1,494,711
Federal Home Loan Bank	4.625	07-16-07	AAA	175	174,946
Federal Home Loan Bank	4.625	07-18-07	AAA	550	549,808
Federal Home Loan Bank	4.500	08-23-07	AAA	1,000	998,774
Federal Home Loan Bank	4.500	09-28-07	AAA	700	698,446
Federal Home Loan Bank	4.250	09-14-07	AAA	400	399,120
Federal Home Loan Bank	3.750	08-15-07	AAA	350	349,349
Federal Home Loan Bank	3.375	09-14-07	AAA	880	876,535
Federal Home Loan Bank	3.125	08-15-07	AAA	350	349,032
Federal Home Loan Bank	Zero	07-02-07	AAA	2,000	1,999,733
Federal Home Loan Bank	Zero	07-05-07	AAA	2,800	2,798,429
Federal Home Loan Mortgage Corp.	5.350	03-26-08	AAA	1,000	1,000,000
Federal Home Loan Mortgage Corp.	4.500	08-22-07	AAA	1,621	1,618,985
Federal Home Loan Mortgage Corp.	4.375	11-16-07	AAA	500	498,317
Federal Home Loan Mortgage Corp.	4.000	07-13-07	AAA	1,475	1,474,385
Federal Home Loan Mortgage Corp.	4.000	08-17-07	AAA	1,710	1,707,099
Federal Home Loan Mortgage Corp.	3.750	08-03-07	AAA	180	179,735
Federal Home Loan Mortgage Corp.	2.750	07-23-07	AAA	225	224,650
Federal National Mortgage Assn.	5.050	08-09-07	AAA	400	399,848
Federal National Mortgage Assn.	5.000	09-14-07	AAA	1,250	1,248,922
Federal National Mortgage Assn.	4.750	08-03-07	AAA	2,955	2,953,374
Federal National Mortgage Assn.	4.375	09-07-07	AAA	1,355	1,352,414
Federal National Mortgage Assn.	3.500	07-20-07	AAA	1,500	1,498,575
Federal National Mortgage Assn.	3.500	07-27-07	AAA	1,081	1,079,610
Federal National Mortgage Assn.	3.410	08-30-07	AAA	1,540	1,535,190
Federal National Mortgage Assn.	3.000	08-15-07	AAA	600	598,305
Federal National Mortgage Assn.	Zero	07-11-07	AAA	225	224,669
Federal National Mortgage Assn.	Zero	10-22-07	AAA	$435	427,832

John Hancock
U.S. Government Cash Reserve
Securities owned by the Fund on
June 30, 2007 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 0.50%			$171,000
(Cost $171,000)

Joint Repurchase Agreement 0.50%			171,000

Joint Repurchase Agreement transaction with
Cantor Fitzgerald LP dated 06-29-07 at 4.40% to
be repurchased at $171,063 on 07-02-07,
collateralized by $134,118 U.S. Treasury
Inflation Index Note, 3.875% due 1-15-09 (valued
at $174,420, including interest).	4.400	171	171,000

Total investments (Cost $33,551,438) 98.85%			$33,551,438

Other assets and liabilities, net 1.15%			$389,603

Total net assets 100.00%			$33,941,041

John Hancock
U.S. Government Cash Reserve
Footnotes to Schedule of Investments
June 30, 2007 (unaudited)

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

The cost of investments owned on June 30, 2007, including short-term investments, was $33,551,438.

Footnotes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

Securities in the Fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Government Cash Reserve.

430Q1 6/07
8/07

John Hancock
MUTUAL FUNDS

John Hancock Money Market Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2007

John Hancock
Money Market Fund
Securities owned by the Fund on
June 30, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer	rate	date	rating (A)	(000)	Value
Commercial paper 37.28%					$94,232,272
(Cost $94,232,272)

Asset Backed - Finance 2.24%					5,655,011

Falcon Asset Securitization Corp. (K)	5.290%	07-13-07	Tier 1	5,665	5,655,011
Asset Backed - Others 7.77%					19,651,967

Old Line Funding, LLC (K)	5.280	07-16-07	Tier 1	$11,700	11,674,260
Yorktown Capital, LLC	5.280	07-20-07	Tier 1	8,000	7,977,707
Asset Backed - Receivables 11.72%					29,639,722

Jupiter Securitization Corp.	5.300	07-12-07	Tier 1	12,185	12,165,267
Park Avenue Receivables Corp.	5.280	07-19-07	Tier 1	9,000	8,976,240
Park Avenue Receivables Corp.	5.350	07-03-07	Tier 1	3,500	3,498,960
Thunder Bay Funding, Inc. LLC (K)	5.360	07-02-07	Tier 1	5,000	4,999,255
Asset Backed - Trade Receivables 7.00%					17,705,671

Barton Capital Corp, LLC (K)	5.300	07-09-07	Tier 1	11,750	11,736,161
Cafco, LLC	5.310	07-16-07	Tier 1	4,000	3,991,150
Clipper Receivables Corp. LLC (K)	5.330	07-10-07	Tier 1	1,981	1,978,360
Automobiles & Trucks 0.91%					2,291,797

Daimlerchrysler North America Holdings
Corp.	5.350	07-25-07	Tier 2	2,300	2,291,797
Banks - Foreign 1.98%					4,997,033

Societe Generale N.A., Inc.	5.340	07-05-07	Tier 1	5,000	4,997,033
Electric Utilities 0.93%					2,349,650

Dominion Resources, Inc. (K)	5.360	07-02-07	Tier 2	2,350	2,349,650
Beverages 0.99%					2,499,625

Coca-Cola Enterprises, Inc.	5.400	07-02-07	Tier 1	2,500	2,499,625
Medical - Health Maintenance Organization 0.93%					2,356,646

Wellpoint, Inc. (K)	5.410	07-02-07	Tier 2	2,357	2,356,646
Mortgages 0.91%					2,294,930

Countrywide Financial Corp.	5.290	07-16-07	Tier 1	2,300	2,294,930
Multimedia 0.99%					2,493,625

Walt Disney Co. (The)	5.400	07-18-07	Tier 2	2,500	2,493,625

John Hancock
Money Market Fund
Securities owned by the Fund on
June 30, 2007 (unaudited)

Retail Stores 0.91%					2,296,595

CVS Corp. (K)	5.330	07-11-07	Tier 2	2,300	2,296,595

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Corporate interest-bearing obligations 61.95%					$156,620,009
(Cost $156,620,009)

Banks - Foreign 7.91%					20,020,720

Deutsche Bank AG	5.345%	08-06-07	Tier 1	$8,915	8,915,242
HBOS Plc (S)	3.600	08-15-07	Tier 1	11,130,000	11,105,478
Banks - U.S. 15.29%					38,659,657

Bank of America Corp. (P)	5.670	09-06-07	Tier 1	1,000	1,000,641
Bank of America Corp.	6.625	08-01-07	Tier 1	4,465	4,469,697
Bankers Trust Corp.	6.700	10-01-07	Tier 1	1,500	1,504,364
FleetBoston Financial Corp.	4.200	11-30-07	Tier 1	2,660	2,646,914
KeyCorp (P)	5.555	07-23-07	Tier 1	9,310	9,311,273
U.S. Bankcorp	3.950	08-23-07	Tier 1	6,500	6,486,529
Wachovia Bank NA	4.850	07-30-07	Tier 1	9,750	9,746,387
Wells Fargo & Company (P)	5.420	09-28-07	Tier 1	3,493	3,493,852
Chemicals 3.67%					9,282,875

E. I. du Pont de Nemours & Co.	3.375	11-15-07	Tier 1	9,350	9,282,875
Diversified Financial Services 4.41%					11,148,632

General Electric Capital Corp.	3.500	08-15-07	Tier 1	11,175	11,148,632
Finance - Auto Loans 3.96%					10,002,228

American Honda Finance (P)(S)	5.470	08-23-07	Tier 1	10,000	10,002,228
Finance - Commercial 3.25%					8,200,125

CIT Group, Inc.	5.500	11-30-07	Tier 1	6,196	6,199,231
CIT Group, Inc. (P)	5.590	09-20-07	Tier 1	2,000	2,000,894
Finance - Consumer Loans 4.79%					12,116,771

American General Finance Corp.	4.500	11-15-07	Tier 1	10,150	10,116,400
HSBC Finance Corp. (P)	5.390	10-04-07	Tier 1	2,000	2,000,371
Finance - Credit Card 3.00%					7,585,648

American Express Co.	3.750	11-20-07	Tier 1	2,602	2,585,598
American Express Co. (P)	5.320	10-18-07	Tier 1	5,000	5,000,050

John Hancock
Money Market Fund
Securities owned by the Fund on
June 30, 2007 (unaudited)

Investment Banking & Brokerage 12.45%					31,458,422

Bear Stearns Co., Inc. (P)	4.000	01-31-08	Tier 1	2,666	2,643,560
Bear Stearns Co., Inc. (P)	5.960	09-27-07	Tier 1	5,000	5,007,507
Goldman Sachs Group, Inc.	5.474	07-02-07	Tier 1	1,000	1,000,005
Goldman Sachs Group, Inc. (P)	5.475	10-05-07	Tier 1	7,250	7,252,750
JPMorgan Chase & Co. (P)	5.425	01-25-08	Tier 1	5,000	5,003,024
Merrill Lynch & Co., Inc. (P)	5.485	10-19-07	Tier 1	1,000	100,451
Morgan Stanley (P)(W)	5.480	07-27-07	Tier 1	10,450	10,451,125
Telecommunications 0.45%					1,141,041

Verizon Communications, Inc.	4.000	01-15-08	Tier 1	1,150	1,141,041
Telephone - Integrated 2.77%					7,003,890

BellSouth Corp. (P)	5.485	11-15-07	Tier 1	7,000	7,003,890

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
U.S. government obligations 2.67%					$6,750,000
(Cost $6,750,000)

Government U.S. Agency 2.67%					6,750,000

Federal Home Loan Bank	5.250%	10-22-07	Tier 1	3,500	3,500,000
Federal Home Loan Bank	5.400	04-09-08	Tier 1	$3,250	3,250,000

	Interest			Par value
Issuer, description, maturity date	rate			(000)	Value
Joint repurchase agreement 0.04%					$92,000
(Cost $92,000)

Joint Repurchase Agreement 0.04%					92,000

Joint Repurchase Agreement transaction
with Cantor Fitzgerald LP dated 06-29-07
at 4.40% to be repurchased at $92,034 on
07-02-07, collateralized by $72,280 U.S.
Treasury Inflation Index Note, 3.875% due
1-15-09 (valued at $94,000, including
interest).	4.400			92	92,000

Total investments (Cost $257,694,281) 101.94%					$257,694,281

Other assets and liabilities, net (1.94%)					($4,903,216)

Total net assets 100.00%					$252,791,065

John Hancock
Money Market Fund
Footnotes to Schedule of Investments
June 30, 2007 (unaudited)

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(A) Quality ratings are unaudited and indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows:

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	net assets	6/30/07

Barton Capital Corp.	06-15-07	$11,708,483	4.64%	$11,736,161
- Commercial pap er

Clipper Receivables Corp. LLC	06-26-07	1,976,894	0.78	1,978,360
- Commercial paper

CVS Corp.	06-20-07	2,292,849	0.91	2,296,595
- Commercial paper

Dominion Resources, Inc.	06-14-07	2,343,702	0.93	2,349,650
- Commercial paper

Falcon Asset Securitization Corp.	06-15-07	5,641,692	2.24	5,655,011
- Commercial paper

Old Line Funding, LLC	06-18-07	11,651,952	4.62	11,674,260
- Commercial paper

Thunder Bay Funding, Inc. LLC	06-29-07	4,997,767	1.98	4,999,255
- Commercial paper

WellPoint, Inc.	06-28-07	2,355,583	0.93	2,356,646
- Commercial paper

(P) Represents rate in effect on June 30, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $21,107,706 or 8.35% of the Fund's net assets as of June 30, 2007.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on June 30, 2007, including short-term investments, was $257,694,281.

Footnotes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

Securities in the Fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes is accrued daily and included in interest receivable.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Money Market Fund.

440Q1 6/07
8/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: August 27, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: August 27, 2007